Income Taxes - Schedule of Domestic and Foreign Components of Loss Before Income Taxes (Details) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
United States	$ (8,627,380)	$ (7,767,924)
Foreign	(8,912)	(155,556)
Loss before income taxes	$ (8,636,292)	$ (7,923,480)